UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Green Street Investors LLC
Address: 2901 W. Coast Highway
         Suite 200  #23- 24
         Newport Beach, CA  92663

13F File Number:  028-12448

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Warner Griswold
Title:     Chief Compliance Officer
Phone:     (949) 258-3333

Signature, Place, and Date of Signing:

      /s/ Warner Griswold     Newport Beach, CA     January 28, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $61,887 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109     2136    91200 SH       SOLE                    91200        0        0
AMERICAN CAMPUS CMNTYS INC     COM              024835100      342    16700 SH       SOLE                    16700        0        0
AVALONBAY CMNTYS INC           COM              053484101     2762    45600 SH       SOLE                    45600        0        0
BRE PROPERTIES                 COM              5564E106       876    31300 SH       SOLE                    31300        0        0
DCT INDUSTRIAL TRUST INC       COM              233153105      928   183400 SH       SOLE                   183400        0        0
DIAMONDROCK HOSPITALITY CO     COM              252784301       75    14800 SH       SOLE                    14800        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108      407    10600 SH       SOLE                    10600        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107     5281   177100 SH       SOLE                   177100        0        0
EXTRA SPACE STORAGE INC        COM              30225T102      292    28300 SH       SOLE                    28300        0        0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206     4166    67100 SH       SOLE                    67100        0        0
HIGHWOODS PPTYS INC            COM              431284108     4027   147200 SH       SOLE                   147200        0        0
HOST HOTELS & RESORTS INC      COM              44107P104      705    93100 SH       SOLE                    93100        0        0
KILROY RLTY CORP               COM              49427F108     2560    76500 SH       SOLE                    76500        0        0
LIBERTY PPTY TR                SH BEN INT       531172104     4934   216100 SH       SOLE                   216100        0        0
MACK CALI RLTY CORP            COM              554489104     4077   166400 SH       SOLE                   166400        0        0
MARRIOTT INTL INC NEW          CL A             571903202     1153    59300 SH       SOLE                    59300        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104     4078   142000 SH       SOLE                   142000        0        0
POST PPTYS INC                 COM              737464107      381    23100 SH       SOLE                    23100        0        0
PUBLIC STORAGE                 COM              74460D109     4182    52600 SH       SOLE                    52600        0        0
REGENCY CTRS CORP              COM              758849103     3731    79900 SH       SOLE                    79900        0        0
SIMON PPTY GROUP INC NEW       COM              828806109     5340   100500 SH       SOLE                   100500        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401      535    29900 SH       SOLE                    29900        0        0
TANGER FACTORY OUTLET CTRS I   COM              875465106      538    14300 SH       SOLE                    14300        0        0
TAUBMAN CTRS INC               COM              876664103      700    27500 SH       SOLE                    27500        0        0
VENTAS INC                     COM              92276F100     6654   198200 SH       SOLE                   198200        0        0
WELLS FARGO SH-TERM INV FUND G COM              PF9980004     1027  1027419 SH       SOLE                  1027419        0        0